Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Sales and operating income by segment
The following table presents sales and operating income by segment:

	Year Ended December 31
$ in millions	2015	2014	2013
Sales
Aerospace Systems	$9,940	$9,910	$9,999
Mission Systems	10,674	11,001	11,468
Technology Services	4,819	4,902	4,992
Intersegment eliminations	(1,907)	(1,834)	(1,798)
Total sales	23,526	23,979	24,661
Operating income
Aerospace Systems	1,205	1,285	1,214
Mission Systems	1,410	1,557	1,619
Technology Services	514	461	464
Intersegment eliminations	(209)	(204)	(217)
Total segment operating income	2,920	3,099	3,080
Reconciliation to operating income:
Net FAS/CAS pension adjustment	348	269	168
Unallocated corporate expenses	(190)	(169)	(119)
Other	(2)	(3)	(6)
Total operating income	$3,076	$3,196	$3,123

Intersegment sales and operating income
The following table presents intersegment sales and operating income before eliminations:

	Year Ended December 31
$ in millions	2015		2014		2013
	Sales	Operating Income	Sales	Operating Income	Sales	Operating Income
Intersegment sales and operating income
Aerospace Systems	$221	$27	$166	$21	$138	$17
Mission Systems	781	97	842	115	834	133
Technology Services	905	85	826	68	826	67
Total	$1,907	$209	$1,834	$204	$1,798	$217

Total assets by segment
The following table presents assets by segment:
.

	December 31
$ in millions	2015	2014
Assets
Aerospace Systems	$7,049	$6,828
Mission Systems	9,475	9,509
Technology Services	3,047	3,137
Segment assets	19,571	19,474
Corporate assets(1)	4,883	7,098
Total assets	$24,454	$26,572

(1)	Corporate assets principally consist of cash and cash equivalents and deferred tax assets.

Additional information by segment
The following table presents capital expenditures and depreciation and amortization by segment:

	Capital Expenditures			Depreciation and Amortization(1)
$ in millions	2015	2014	2013	2015	2014	2013
Aerospace Systems	$237	$376	$190	$215	$208	$213
Mission Systems	141	131	107	153	158	181
Technology Services	3	3	7	36	36	35
Corporate	90	51	60	63	60	66
Total	$471	$561	$364	$467	$462	$495

(1)	Depreciation and amortization expense includes amortization of purchased intangible assets, as well as amortization of deferred and other outsourcing costs.